Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Income taxes, current		$ 5,382,865	$ 6,724,071	$ 7,380,430
Income taxes, deferred		(1,108,745)	(3,851,836)	(1,048,212)
Income tax provision		$ 4,274,120	$ 2,872,235	$ 6,332,218
Current income tax of Mexican companies to the total current income taxes (as a percent)		93.00%	93.00%	94.00%
Corporate income tax rate (as a percent)		30.00%	30.00%	30.00%
Changes in tax rates or tax laws enacted or announced
Income Taxes
Corporate income tax rate (as a percent)	30.00%